CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash	$ 782,018	$ 2,366,718
Restricted cash	9,708,000	9,668,000
Accounts receivable, trade	9,474,197	12,017,231
Notes receivable, trade		14,176,800
Notes receivable, mine acquisition		9,155,520
Other receivables	4,334,370	1,412,008
Loans receivable	8,032,037	9,849,937
Inventories	3,018,909	2,382,444
Advances to suppliers	8,791,837	12,267,806
Refundable deposit		4,752,000
Prepaid expenses		633,313
Total current assets	44,141,368	78,681,777
PLANT AND EQUIPMENT, net	15,269,766	16,211,984
CONSTRUCTION IN PROGRESS	40,224,821	39,379,553
OTHER ASSETS
Refundable deposit	4,854,000
Prepayments	61,562,890	36,071,853
Intangible assets, net	32,244,071	31,635,487
Long-term investments	2,886,383	2,825,730
Other assets	113,260	110,880
Total other assets	101,660,604	70,643,950
Total assets	201,296,559	204,917,264
CURRENT LIABILITIES
Short term loan - bank		5,702,400
Current maturity of long term loan	50,158,000	20,592,000
Accounts payable, trade	183,504	4,023
Notes payable	9,708,000	4,752,000
Other payables and accrued liabilities	2,229,341	802,028
Other payables - related parties	140,465	156,227
Acquisition payable	4,692,200	4,593,600
Customer deposits	208,815	138,457
Taxes payable	1,133,450	1,522,062
Total current liabilities	68,453,775	38,262,797
LONG TERM LIABILITIES
Long term loan		36,432,000
Warrants liability	21	716,648
Total long term liabilities	21	37,148,648
Total liabilities	68,453,796	75,411,445
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.001 par value, 100,000,000 shares authorized, 21,121,372 shares issued and outstanding	21,121	21,121
Additional paid-in capital	3,592,053	3,592,053
Statutory reserves	3,689,941	3,689,941
Retained earnings	111,304,825	110,257,132
Accumulated other comprehensive income	9,903,223	7,613,972
Total SinoCoking Coal and Coke Chemicals Industries, Inc's equity	128,511,163	125,174,219
NONCONTROLLING INTERESTS	4,331,600	4,331,600
Total equity	132,842,763	129,505,819
Total liabilities and equity	$ 201,296,559	$ 204,917,264